INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS
INVESTMENTS

6.INVESTMENTS

The investments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Short-term investments
Equity securities with readily determinable fair values:
Marketable securities	231	81
Held to maturity investments
Bank time deposits and financial products	1,958	3,522
Total	2,189	3,603

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	99	66
Oravel Stays Private limited (“OYO”)	54	—
Other equity securities without readily determinable fair values	29	20
Subtotal	182	86
Equity-method investments:
AAPC LUB	490	495
Hotel related funds	479	404
Other investments	320	214
Subtotal	1,289	1,113
Available-for-sale debt securities:
Cjia Group-convertible notes	281	230
Held to maturity investments
Bank time deposits	812	887
Total	2,564	2,316